Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 3,390,391	$ 1,896,335	$ 7,288,029	$ 2,635,757
Cost of revenues	2,046,750	1,268,902	6,154,434	2,935,119
Gross profit	1,343,641	627,433		(299,362)
Operating expenses
Selling, general, and administrative expenses	3,671,417	2,829,892		9,894,146
Commitment fee expense				23,301,206
Goodwill and intangible asset impairment expenses		4,726,000
Total operating expenses	3,671,417	7,555,892		33,195,352
Operating loss	(2,327,776)	(6,928,459)		(33,494,714)
Other income and expense
Interest income	272,421	12,314		29,055
Interest expense	(337,421)	(20,384)
Change in fair value of convertible debenture	(255,229)
Other Income
Total other income and expense	(320,229)	(8,070)		29,055
Net loss before income taxes from continuing operations				(33,465,659)
Provision for income tax expenses	30,741		11,366	4,171
Net loss from continuing operations	(2,678,746)	(6,936,529)	(15,303,402)	(33,469,830)
Net loss from discontinued operations, net of tax	(145,000)	(108,000)	70,024	(22,174,305)
Net loss	(2,823,746)	(7,044,529)		(55,644,135)
Numerator for basic and diluted net loss per share:
Net loss from continuing operations available to ordinary shareholders	(2,679,695)	(6,940,124)	(15,312,264)	(34,250,214)
Net loss from discontinued operations available to ordinary shareholders	(145,000)	(108,000)	70,024	(22,174,305)
Total Numerator for basic and diluted net loss per share	$ (2,824,695)	$ (7,048,124)	$ (15,242,240)	$ (56,424,519)
Denominator for basic and diluted net loss per share:
Weighted average shares outstanding	2,813,900	2,361,974	24,879,602	14,300,311
Net loss per share - Basic and diluted
Net loss from continuing operations per share	$ (0.95)	$ (2.94)	$ (0.62)	$ (2.40)
Net loss from discontinued operations per share	(0.05)	(0.05)		(1.54)
Net loss per share	$ (1.00)	$ (2.99)	$ (0.62)	$ (3.94)
Net loss before income taxes	$ (2,648,005)	$ (6,936,529)	$ (15,476,517)	$ (33,469,830)
Previously Reported [Member]
Revenues			7,288,029
Cost of revenues			6,154,434
Gross profit			1,133,595
Operating expenses
Selling, general, and administrative expenses			11,884,112
Commitment fee expense
Goodwill and intangible asset impairment expenses			4,726,000
Total operating expenses			16,610,112
Operating loss			(15,476,517)
Other income and expense
Interest income			72,000
Interest expense			(137,519)
Change in fair value of convertible debenture
Other Income			250,000
Total other income and expense			184,481
Net loss before income taxes from continuing operations			(15,292,036)
Provision for income tax expenses			11,366
Net loss from continuing operations			(15,303,402)
Net loss from discontinued operations, net of tax			70,024
Net loss			(15,233,378)
Numerator for basic and diluted net loss per share:
Net loss from continuing operations available to ordinary shareholders			(15,312,264)
Net loss from discontinued operations available to ordinary shareholders			70,024
Total Numerator for basic and diluted net loss per share			$ (15,242,240)
Denominator for basic and diluted net loss per share:
Weighted average shares outstanding			24,879,602
Net loss per share - Basic and diluted
Net loss from continuing operations per share			$ (0.62)
Net loss from discontinued operations per share
Net loss per share			$ (0.62)